BOARD OF DIRECTORS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party [Abstract]
Schedule of members of the Board of Directors
The Board of Directors has the following members:

Dr. R. Peters	Chair of the Board of Directors and Non-Executive Board Member
Ms. D. Jorn	Vice Chair of the Board of Directors and Non-Executive Board Member
Ms. B. Yanni	Non-Executive Board Member
Dr. M. Pykett	Non-Executive Board Member
Ms. J. van der Meijs	Non-Executive Board Member
Mr. L. Kruimer	Non-Executive Board Member
Mr. S. Baert	Non-Executive Board Member
Dr. S. de Vries	Executive Board Member and Chief Executive Officer	until March 4, 2025
Mr. F. Chouraqui	Executive Board Member and Chief Executive Officer	as of March 4, 2025

Schedule of Board annual compensation
For 2024 the annual compensation of the non-executive members of the Board of Directors was as follows:

Responsibility	Cash in Euros (per annum)	Ordinary shares in Euros * (per annum)	Cash in U.S. dollars (per annum)	Ordinary shares in U.S. dollars * (per annum)
Chair of the Board of Directors	90,000	40,000	97,236	43,216
Non-Executive Director	45,000	30,000	48,618	32,412
Chair Audit Committee	15,000		16,206
Member Audit Committee	7,500		8,103
Chair Remuneration Committee	12,500		13,505
Member Remuneration Committee	6,250		6,753
Chair of the Transaction Committee	12,500		13,505
Member of the Transaction Committee	6,250		6,753
Chair Governance Committee	12,500		13,505
Member Governance Committee	6,250		6,753
*All shares to be valued at the 20 day VWAP preceding the Annual General Meeting of Shareholders, without further restrictions or grant.

Summary of annual compensation of the board of directors	Compensation of the Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors for 2024, 2023 and 2022 was as follows:

Amounts in $ ‘000	Year	Cash	Share-Based Payment	Total
Dr. Richard Peters	2024	111	43	154
	2023	26	20	46
	2022	—	—	—
Mr. Paul Sekhri	2024	—	—	—
	2023	55	32	87
	2022	72	42	114
Ms. Deborah Jorn	2024	64	32	96
	2023	55	32	87
	2022	55	32	87
Ms. Barbara Yanni	2024	77	32	109
	2023	62	32	94
	2022	53	32	85
Dr. Mark Pykett	2024	63	32	95
	2023	55	32	87
	2022	50	32	82
Ms. Jabine van der Meijs	2024	77	32	109
	2023	62	32	94
	2022	57	32	89
Mr. Leonard Kruimer	2024	72	32	104
	2023	58	32	90
	2022	57	32	89
Mr. Steven Baert	2024	69	32	101
	2023	58	32	90
	2022	55	32	87
Total	2024	533	235	768
	2023	431	244	675
	2022	399	234	633

Summary of shares held by members of the Board of Directors
At December 31, 2024, the Non-Executive members of the Board of Directors held the following numbers of shares:

Ordinary shares
Dr. Richard Peters	62,875
Ms. Deborah Jorn	161,660
Mr. Leonard Kruimer	121,231
Dr. Mark Pykett	146,069
Mr. Steven Baert	121,231
Ms. Jabine van der Meijs	121,231
Ms. Barbara Yanni	146,069
Total	880,366
At December 31, 2024, the executive members of the board held the following numbers of shares:

Shares held	As at December 31, 2024
Dr. Sijmen de Vries	8,594,721

Schedule of related party transactions
Compensation was as follows and includes the entire year 2024, up to December 31, 2024:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Dr Sijmen de Vries, CEO and Executive Director	2024	694	2024	414	2024	987	2024	116	2024	35	2024	2,246
	2023	673	2023	615	2023	1,371	2023	115	2023	35	2023	2,809
	2022	636	2022	394	2022	1,221	2022	112	2022	34	2022	2,396
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2024	2023	2022
Salaries and other short-term employee benefits	1,725	1,756	1,463
Post-employment benefits	116	115	112
Share-based compensation	1,222	1,615	1,455
Total	3,063	3,486	3,030

Schedule of movements of related parties share-based payment arrangements
The following table gives an overview of movements in number of option holdings of the individual members of the executive board of directors in 2024, the exercise prices and expiration dates up to December 31, 2024 (note that the exercise price in US$ is translated using 2024 closing exchange rate (1:1.0350)):

	January 1, 2024	Granted 2024	Exercised 2024	Forfeited/expired 2024	December 31, 2024	Exercise price ($)	Expiration date
Dr. Sijmen de Vries	2,800,000	—	2,800,000	—	—	0.833	May 22, 2024

	Year	Granted	Settled	Forfeited / Unvested	December 31, 2024
Mr. Sijmen de Vries	2024	1,824,602	—	(948,127)	876,475
	2023	1,681,570	—	(313,279)	1,368,291
	2022	2,363,455	—	—	2,363,455